CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 7,286	$ 10,583
Short-term bank deposits	12,046	22,028
Receivables and prepaid expenses	1,060	274
Total current assets	20,392	32,885
LONG-TERM ASSETS:
Long-term deposits	33	9
Property and equipment, net	91	60
Total long-term assets	124	69
TOTAL ASSETS	20,516	32,954
CURRENT LIABILITIES:
Trade payables	1,412	1,285
Other accounts payable	1,102	995
Total current liabilities	2,514	2,280
LONG TERM LIABILITIES:	70	0
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - 50,000,000 shares authorized at December 31, 2015 and 2014; 14,230,480 issued and outstanding shares at December 31, 2015 and 2014	39	39
Additional paid-in capital	41,680	39,057
Accumulated deficit	(23,787)	(8,422)
Total shareholders’ equity	17,932	30,674
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 20,516	$ 32,954